Related Party Agreements and Transactions Related Party Agreements and Transactions (Charges related to Omnibus Agreement) (Details) - MPC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 84	$ 85	$ 76
Purchases From Related Parties [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	39	32	30
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 45	$ 53	$ 46